Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Geographical information
The Group derives revenue by geographical location for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Years ended December 31,
	2023	2024	2025
	Revenue	Revenue	Revenue
United States	$24,992	$25,142	$25,978
Americas_Others (Note)	4,937	6,669	8,285
Europe	13,777	16,586	20,284
Asia-Pacific	8,553	10,109	12,021
Others	1,246	1,696	2,586
	$53,505	$60,202	$69,154
Note. Americas_Others includes in North and South America, excluding the United States.
The Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, by geographical location as of December 31, 2024 and 2025 are as follows:

	December 31, 2024	December 31, 2025
	Non-current assets	Non-current assets
United States	$5	$4,896
Asia-Pacific	1,066	1,349
Europe	—	2
	$1,071	$6,247